UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21121
Investment Company Act File Number

Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Special Equities Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
Alliant Techsystems, Inc.(1)	15,030	$1,006,709

		$1,006,709

Capital Markets — 3.6%
Affiliated Managers Group, Inc.(1)	17,170	$716,161
Lazard, Ltd., Class A	39,220	1,153,068

		$1,869,229

Chemicals — 5.0%
Calgon Carbon Corp.(1)	43,375	$614,624
Ecolab, Inc.	31,600	1,097,468
Terra Industries, Inc.	30,970	869,947

		$2,582,039

Commercial Banks — 1.8%
Cullen/Frost Bankers, Inc.	20,090	$943,025

		$943,025

Communications Equipment — 1.8%
Harris Corp.	31,340	$906,980

		$906,980

Computers & Peripherals — 1.3%
Stratasys, Inc.(1)	79,000	$653,330

		$653,330

Construction & Engineering — 4.3%
Foster Wheeler AG(1)	44,380	$775,319
Granite Construction, Inc.	21,990	824,185
Perini Corp.(1)	49,860	613,278

		$2,212,782

Distributors — 2.3%
LKQ Corp.(1)	82,360	$1,175,277

		$1,175,277

Electrical Equipment — 0.6%
Energy Conversion Devices, Inc.(1)	24,490	$324,982

		$324,982

Electronic Equipment, Instruments & Components — 3.1%
FLIR Systems, Inc.(1)	38,130	$780,902
National Instruments Corp.	42,520	792,998

		$1,573,900

Security	Shares	Value
Energy Equipment & Services — 3.1%
CARBO Ceramics, Inc.	23,930	$680,569
NATCO Group, Inc., Class A(1)	49,240	932,113

		$1,612,682

Food Products — 3.4%
Corn Products International, Inc.	38,600	$818,320
Ralcorp Holdings, Inc.(1)	17,490	942,361

		$1,760,681

Health Care Equipment & Supplies — 4.3%
IDEXX Laboratories, Inc.(1)	25,830	$893,201
ResMed, Inc.(1)	13,380	472,849
West Pharmaceutical Services, Inc.	25,340	831,405

		$2,197,455

Health Care Providers & Services — 1.8%
VCA Antech, Inc.(1)	40,740	$918,687

		$918,687

Hotels, Restaurants & Leisure — 2.8%
Jack in the Box, Inc.(1)	23,060	$537,067
Scientific Games Corp., Class A(1)	72,500	877,975

		$1,415,042

Household Products — 2.3%
Church & Dwight Co., Inc.	22,954	$1,198,888

		$1,198,888

Independent Power Producers & Energy Traders — 1.4%
NRG Energy, Inc.(1)	40,130	$706,288

		$706,288

Insurance — 6.6%
Fidelity National Financial, Inc., Class A	52,560	$1,025,446
HCC Insurance Holdings, Inc.	28,000	705,320
Markel Corp.(1)	3,080	874,350
W. R. Berkley Corp.	34,120	769,406

		$3,374,522

Internet Software & Services — 2.9%
VeriSign, Inc.(1)	47,880	$903,496
Yahoo!, Inc.(1)	43,540	557,747

		$1,461,243

IT Services — 4.5%
Euronet Worldwide, Inc.(1)	106,990	$1,397,289
SAIC, Inc.(1)	47,940	895,040

		$2,292,329

Security	Shares	Value
Life Sciences Tools & Services — 0.5%
Covance, Inc.(1)	6,770	$241,215

		$241,215

Machinery — 1.3%
Astec Industries, Inc.(1)	24,400	$640,012

		$640,012

Metals & Mining — 1.0%
IAMGOLD Corp.	61,630	$526,937

		$526,937

Multiline Retail — 3.0%
Big Lots, Inc.(1)	31,510	$654,778
Dollar Tree, Inc.(1)	20,370	907,484

		$1,562,262

Multi-Utilities — 1.0%
CMS Energy Corp.	41,130	$486,979

		$486,979

Oil, Gas & Consumable Fuels — 6.2%
Goodrich Petroleum Corp.(1)	32,170	$622,811
Petrohawk Energy Corp.(1)	64,630	1,242,835
Range Resources Corp.	31,890	1,312,592

		$3,178,238

Personal Products — 3.7%
Chattem, Inc.(1)	16,655	$933,513
Mead Johnson Nutrition Co., Class A(1)	33,792	975,575

		$1,909,088

Pharmaceuticals — 1.8%
Perrigo Co.	38,150	$947,265

		$947,265

Professional Services — 3.4%
FTI Consulting, Inc.(1)	19,560	$967,829
Robert Half International, Inc.	43,640	778,101

		$1,745,930

Road & Rail — 3.3%
Kansas City Southern(1)	43,000	$546,530
Landstar System, Inc.	33,885	1,134,131

		$1,680,661

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices, Inc.	48,300	$930,741
Atheros Communications, Inc.(1)	50,140	735,052
MEMC Electronic Materials, Inc.(1)	20,720	341,673
ON Semiconductor Corp.(1)	66,960	261,144
Varian Semiconductor Equipment Associates, Inc.(1)	29,780	645,035

		$2,913,645

Software — 3.7%
Sybase, Inc.(1)	30,364	$919,726
Synopsys, Inc.(1)	47,310	980,736

		$1,900,462

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	30,200	$1,240,616
Jo-Ann Stores, Inc.(1)	16,190	264,545

		$1,505,161

Trading Companies & Distributors — 1.6%
GATX Corp.	40,330	$815,876

		$815,876

Total Common Stocks (identified cost $60,011,357)		$50,239,801

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(2)	$1,309	$1,308,709

Total Short-Term Investments (identified cost $1,308,709)		$1,308,709

Total Investments — 100.5% (identified cost $61,320,066)		$51,548,510

Other Assets, Less Liabilities — (0.5)%		$(258,334)

Net Assets — 100.0%		$51,290,176

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $610.

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,368,918

Gross unrealized appreciation	$3,174,145
Gross unrealized depreciation	(12,994,553)

Net unrealized depreciation	$(9,820,408)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$51,548,510
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$51,548,510

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 21, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 21, 2009